Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes

NOTE 11 – Income Taxes

The effective tax rate for the three and six months ended June 30, 2018 and 2017 was zero percent. As a result of the analysis of all available evidence as of June 30, 2018 and December 31, 2017, the Company recorded a full valuation allowance on its net deferred tax assets. Consequently, the Company reported no income tax benefit during the three and six months ended June 30, 2018 and 2017. If the Company’s assumptions change and the Company believes that it will be able to realize these deferred tax assets, the tax benefits relating to any reversal of the valuation allowance on deferred tax assets will be recognized as a reduction of future income tax expense.  If the assumptions do not change, each period the Company could record an additional valuation allowance on any increases in the deferred tax assets.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 was signed into law making significant changes to the U.S. tax code. Changes affecting the Company’s consolidated financial statements include, but are not limited to, a U.S. federal corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017. The Company has adjusted the disclosure amounts related to deferred tax assets and the valuation allowance recorded to reflect the new federal corporate tax rates.

NOTE 12 - Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the TCJA), which significantly modified U.S. corporate income tax law, was signed into law by President Trump. The TCJA contains significant changes to corporate income taxation, including, but not limited to, the reduction of the corporate income tax rate from a top marginal rate of 35% to a flat rate of 21%, limitation of the tax deduction for interest expense to 30% of earnings (except for certain small businesses), limitation of the deduction for net operating losses to 80% of current year taxable income and generally eliminating net operating loss carrybacks, allowing net operating losses to carryforward without expiration, one-time taxation of offshore earnings at reduced rates regardless of whether they are repatriated, elimination of U.S. tax on foreign earnings (subject to certain important exceptions), immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits (including changes to the deductibility of research and experimental expenditures that will be effective in the future). Notwithstanding the reduction in the corporate income tax rate, the overall impact of the new federal tax law is uncertain, including to what extent various states will conform to the newly enacted federal tax law.

The Company has recorded the necessary provisional adjustments in the consolidated financial statements in accordance with its current understanding of the TCJA and guidance currently available as of this filing and recorded a provisional reduction of $610,000 to its net gross deferred tax assets in the fourth quarter of 2017, the period in which the legislation was enacted. The provisional reduction was fully offset by an equal reduction in the Company’s valuation allowance given the Company’s historical net losses, resulting in no net income tax expense being recorded. The Company may adjust these provisional amounts in future periods if its interpretation of the TCJA changes or as additional guidance becomes available. Any subsequent adjustment to these amounts is not expected to have a significant impact due to the valuation allowance.

NeuroOne LLC operated as a single-member LLC from formation on December 12, 2013 until it was merged into NeuroOne on October 27, 2016 (see Note 11 – Stockholders’/Member Deficit). As such, it was a disregarded legal entity for income tax purposes. Accordingly, no provision for income taxes was included in the consolidated financial statements for the period from January 1, 2016 through October 26, 2016.

The effective tax rate for NeuroOne Medical Technologies Corporation for the year ended December 31, 2017 and for period from October 7, 2016 to December 31, 2016 was zero percent. A reconciliation of income tax computed at the statutory federal income tax rate to the provision (benefit) for income taxes included in the accompanying consolidated statements of operations for NeuroOne Medical Technologies Corporation is as follows:

	2017	2016
Income tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income tax, net of federal benefit	(6.5)	(6.4)
Disqualified interest and other	0.9	0.6
Research credits	(1.2)	—
U.S. tax reform	12.1	—
Valuation allowance	28.7	39.8
Effective tax rate	—%	—%

Significant components of the Company’s deferred tax assets and liabilities are summarized in the tables below as of December 31:

	2017	2016
Deferred tax assets:
Federal and state operating loss carryforwards	$871,371	$75,375
Acquired intangibles	5,433	514
Accruals	64,151	1,259
Convertible notes	534,749	28,884
Research and development credit carryforwards	63,197	—
Stock-based compensation	19,821	—
Total deferred tax assets	1,558,722	106,032
Valuation allowance	(1,558,722)	(106,032)
Net deferred tax assets	$—	$—

As of December 31, 2017 and 2016, the Company had gross deferred tax assets of approximately $1,559,000 and $106,000, respectively. Realization of the deferred assets is primarily dependent upon future taxable income, if any, the amount and timing of which are uncertain. The Company has had significant pre-tax losses since its inception. The Company has not yet generated revenues and faces significant challenges to becoming profitable. Accordingly, the net deferred tax assets have been fully offset by a valuation allowance of approximately $1,559,000 and $106,000 as of December 31, 2017 and 2016, respectively. U.S. net deferred tax assets will continue to require a valuation allowance until the Company can demonstrate their realizability through sustained profitability or another source of income.

As of December 31, 2017 and 2016, the Company’s federal net operating loss carryforwards were approximately $3,032,000 and $186,000, respectively. The Company had federal research credit carryforwards as of December 31, 2017 and 2016 of approximately $36,000 and zero, respectively. The federal net operating loss and tax credit carryforwards will begin to expire in 2036 if not utilized. As of December 31, 2017 and 2016, the Company had state net operating loss carryforwards of approximately $3,032,000 and $186,000, respectively. The Company had state research credit carryforwards of approximately $27,000 and zero as of December 31, 2017 and 2016, respectively. The state net operating loss carryforwards will begin to expire in 2031, if not utilized, and the state research credit carryforwards will begin to expire in 2032 if not utilized.

Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986, as amended, and similar state provisions. Generally, in addition to certain entity reorganizations, the limitation applies when one or more “5-percent shareholders” increase their ownership, in the aggregate, by more than 50 percentage points over a 36-month time period testing period or beginning the day after the most recent ownership change, if shorter. The annual limitation may result in the expiration of net operating losses and credits before utilization.

In accordance with ASC 740, Income Taxes (“ASC 740”), specifically related to uncertain tax positions, a Company is required to use a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company believes its income tax filing positions and deductions will be sustained upon examination, and accordingly, no reserves or related accruals for interest and penalties have been recorded at December 31, 2017 and 2016.

In accordance with this guidance, the Company has adopted a policy under which, if required to be recognized in the future, interest related to the underpayment of income taxes will be classified as a component of interest expense and any related penalties will be classified in operating expenses in the statements of operations.

The Company’s corporate returns are subject to examination for the 2016 tax year for federal and subject to examination for the 2016 tax year in one state jurisdiction.